Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Consolidated net income	¥ 139,517	¥ 266,742	¥ 255,860
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	237,327	251,554	261,881
Loss on disposal of fixed assets	5,991	5,726	6,935
Equity in earnings of affiliated companies	311	(1,414)	(1,196)
Impairment losses on goodwill			33,912
Gain on securities contributed to retirement benefit trust			(17,836)
Deferred income taxes	(6,446)	(11,849)	(17,603)
(Increase) decrease in trade receivables	43,504	(17,724)	3,563
(Increase) decrease in inventories	19,895	(61,755)	2,967
Increase (decrease) in trade payables	(35,509)	(31,212)	4,951
Increase (decrease) in accrued income taxes	(22,279)	(35,284)	46,296
Increase in accrued expenses	9,491	2,541	18,503
Increase (decrease) in accrued (prepaid) pension and severance cost	(13,722)	(17,738)	522
Other, net (Note 6)	(19,619)	15,706	(8,198)
Net cash provided by operating activities	358,461	365,293	590,557
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(215,671)	(191,399)	(189,484)
Proceeds from sale of fixed assets (Note 5)	885	9,634	26,444
Purchases of securities	(4,907)	(2,311)	(2,220)
Proceeds from sale and maturity of securities	828	1,615	970
(Increase) decrease in time deposits, net	(1,511)	401	3,373
Acquisitions of businesses, net of cash acquired	(8,880)	(13,346)	(6,557)
Other, net	688	(209)	2,464
Net cash used in investing activities	(228,568)	(195,615)	(165,010)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 8)		439	1,570
Repayments of long-term debt (Note 8)	(8,678)	(136,094)	(126,578)
Increase in short-term loans, net (Note 8)	4,913	2,501	5,628
Transactions with noncontrolling interests	(1,769)	(37,942)
Dividends paid	(171,487)	(178,159)	(162,887)
Repurchases and reissuance of treasury stock	(50,012)	(21)	(50,034)
Other, net	(5,557)	(5,554)	(8,163)
Net cash provided by (used in) financing activities	(232,590)	(354,830)	(340,464)
Effect of exchange rate changes on cash and cash equivalents	(5,134)	(16,017)	6,538
Net change in cash and cash equivalents	(107,831)	(201,169)	91,621
Cash and cash equivalents at beginning of year	520,645	721,814	630,193
Cash and cash equivalents at end of year	412,814	520,645	721,814
Supplemental disclosure for cash flow information, Cash paid during the year for:
Interest	888	749	1,026
Income taxes	¥ 77,654	¥ 131,616	¥ 71,473